Summary of Significant Accounting Policies - Additional Information (Detail) - KRW (₩) ₩ in Millions	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Loans and receivable under IAS39		₩ 7,938,886
Available-for-sale financial assets under IAS39		5,142	₩ 7,993
Financial assets at fair value through profit or loss under IAS39		1,552	1,382
Non-current available-for-sale financial assets		5,136	7,993
Financial liabilities at fair value through profit or loss		0
Events after reporting period [member]
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Increase in refund liabilities	₩ 9,789
Increase in new assets for right to recover returned goods	₩ 9,789
IFRS9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Financial assets at fair value through profit or loss under IAS39		4,980
Amortised cost [member]
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Loans and receivable under IAS39		7,938,886
Equity securities [member]
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Non-current available-for-sale financial assets		4,980	₩ 7,839	₩ 10,689
Financial assets at amortized cost [member]
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Loss allowances recognized for financial assets		2,943
Financial assets		7,941,829
Debt Instruments [member]
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Non-current available-for-sale financial assets		₩ 162